Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 267.5
Depreciation	67.7	$ 59.9
Ending balance	299.0	267.5
Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	85.6
Ending balance	106.2	85.6
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	33.7
Ending balance	34.2	33.7
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	112.8
Ending balance	117.4	112.8
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	35.4
Ending balance	41.2	35.4
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	520.2	513.0
Additions	82.6	89.7
Additions arising on acquisitions	14.3	2.6
Disposals	(68.6)	(77.9)
Impact of foreign exchange	24.2	(7.2)
Ending balance	572.7	520.2
Cost | Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	154.1	138.5
Additions	39.6	38.0
Additions arising on acquisitions	4.2	0.8
Disposals	(30.9)	(21.4)
Impact of foreign exchange	6.8	(1.8)
Ending balance	173.8	154.1
Cost | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	75.1	80.2
Additions	3.9	5.8
Additions arising on acquisitions	3.4	0.1
Disposals	(9.2)	(9.6)
Impact of foreign exchange	4.8	(1.4)
Ending balance	78.0	75.1
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	238.2	248.1
Additions	29.9	29.7
Additions arising on acquisitions	6.1	1.7
Disposals	(24.4)	(38.1)
Impact of foreign exchange	9.1	(3.2)
Ending balance	258.9	238.2
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	52.8	46.2
Additions	9.2	16.2
Additions arising on acquisitions	0.6	0.0
Disposals	(4.1)	(8.8)
Impact of foreign exchange	3.5	(0.8)
Ending balance	62.0	52.8
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(252.7)	(262.3)
Disposals	64.8	67.5
Depreciation	67.7	59.9
Net impairment	5.9	1.9
Impact of foreign exchange	12.2	(3.9)
Ending balance	(273.7)	(252.7)
Accumulated depreciation | Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(68.5)	(67.2)
Disposals	29.6	20.4
Depreciation	25.5	22.6
Net impairment	0.0	0.0
Impact of foreign exchange	3.2	(0.9)
Ending balance	(67.6)	(68.5)
Accumulated depreciation | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(41.4)	(42.8)
Disposals	8.7	8.0
Depreciation	9.5	7.0
Net impairment	0.5	0.3
Impact of foreign exchange	1.1	(0.7)
Ending balance	(43.8)	(41.4)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(125.4)	(134.2)
Disposals	23.0	34.5
Depreciation	27.0	26.0
Net impairment	5.4	1.6
Impact of foreign exchange	6.7	(1.9)
Ending balance	(141.5)	(125.4)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(17.4)	(18.1)
Disposals	3.5	4.6
Depreciation	5.7	4.3
Net impairment	0.0	0.0
Impact of foreign exchange	1.2	(0.4)
Ending balance	$ (20.8)	$ (17.4)